CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net earnings (loss)	$ 544	$ 1,464	$ 4,420
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
Interest credited to policyholders’ account balances	1,555	978	1,186
Universal life and investment-type product policy fee income	(3,423)	(3,208)	(3,115)
Increase (decrease) in the fair value of the reinsurance contract asset	(261)	(141)	3,964
(Income) loss related to derivative instruments	462	81	(1,605)
Investment (gains) losses, net	(16)	20	58
Realized and unrealized (gains) losses on trading securities	(41)	(43)	22
Non-cash long term incentive compensation expense	152	172	171
Amortization of deferred sales commission	41	49	42
Other depreciation and amortization	(98)	(18)	44
Amortization of deferred cost of reinsurance asset	159	39	302
Amortization of other intangibles	29	28	27
Net broker-dealer and customer related receivables/payables	608	(38)	(525)
Reinsurance recoverable	(534)	(916)	(488)
Segregated cash and securities, net	(381)	(89)	505
Deferred policy acquisition costs	162	(331)	(413)
Future policy benefits	783	934	1,647
Current and deferred income taxes	(771)	258	1,448
Accounts payable and accrued expenses	(66)	38	(259)
Other, net	31	111	(98)
Net cash provided by (used in) operating activities	(461)	(244)	(639)
Cash flows from investing activities:
Fixed maturities, available for sale	7,154	4,368	3,157
Mortgage loans on real estate	676	609	652
Trading account securities	6,271	10,768	6,099
Other	32	134	99
Fixed maturities, available for sale	7,873	4,701	5,184
Mortgage loans on real estate	3,261	1,311	1,432
Trading account securities	8,691	12,501	7,014
Other	250	132	135
Cash settlements related to derivative instruments	(102)	(529)	(999)
Decrease in loans to affiliates	384	0	0
Change in short-term investments	205	363	5
Investment in capitalized software, leasehold improvements and EDP equipment	85	71	83
Purchase of business, net of cash acquired	21	0	61
Other, net	409	203	157
Net cash provided by (used in) investing activities	(5,358)	(2,468)	(2,751)
Cash flows from financing activities:
Deposits	9,342	5,757	6,011
Withdrawals	(2,874)	(2,861)	(2,867)
Transfer (to) from Separate Accounts	1,606	1,045	815
Change in short-term financings	(69)	95	221
Change in collateralized pledged assets	(677)	(2)	(12)
Change in collateralized pledged liabilities	125	(270)	430
(Decrease) increase in overdrafts payable	(85)	0	0
Repayment of Loans from Affiliates	0	0	(825)
Repayment of long term debt	0	(200)	0
Shareholder dividends paid	(1,050)	(767)	(382)
Repurchase of AB Holding units	(236)	(214)	(90)
Payments to noncontrolling interests	(385)	(414)	(401)
Increase (decrease) in Securities sold under agreement to repurchase	104	939	950
(Increase) decrease in securities purchased under agreement to resell	79	(79)	0
Other, net	8	5	(7)
Net cash provided by (used in) financing activities	5,751	3,034	3,843
Effect of exchange rate changes on cash and cash equivalents	(10)	(10)	(20)
Change in cash and cash equivalents	(78)	312	433
Cash and cash equivalents, beginning of year	3,028	2,716	2,283
Cash and Cash Equivalents, End of Year	2,950	3,028	2,716
Supplemental cash flow information:
Interest Paid	11	19	72
Income Taxes (Refunded) Paid	613	(80)	272
Variable Interest Entity, Primary Beneficiary
Cash flows from financing activities:
Payments to noncontrolling interests	$ (137)	$ 0	$ 0